Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000820892
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Sep 30, 2011

Nuveen Colorado Tax Free Fund
Nuveen Colorado Tax Free Fund
Investment Objective

The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with prudent investment risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Colorado Tax Free Fund (USD $)		Class A	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The CDSC on Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Colorado Tax Free Fund		Class A	Class C1	Class I
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.20%	0.65%	none
Other Expenses		0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.99%	1.44%	0.79%
Fee Waivers and/or Expense Reimbursements		(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	0.91%	1.36%	0.71%
[1]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[2]	The fund's investment adviser has contractually agreed to waive fees and reimburse other fund expenses through March 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.35%, and 0.70% for Class A, Class C1, and Class I shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond March 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Colorado Tax Free Fund (USD $)	Class A	Class C1	Class I
1 Year	509	138	73
3 Years	710	444	240
5 Years	933	775	427
10 Years	1,571	1,714	967

No Redemption
Expense Example, No Redemption - Nuveen Colorado Tax Free Fund (USD $)	Class A	Class C1	Class I
1 Year	509	138	73
3 Years	710	444	240
5 Years	933	775	427
10 Years	1,571	1,714	967

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Colorado, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund.The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at  www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

[1]	Class A year-to-date total return as of June 30, 2011 was 5.33%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 8.00% and -5.34%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Colorado Tax Free Fund	Inception Date	1 Year	5 Years	10 Years
Class A	Feb 1, 2000	(1.66%)	1.91%	3.75%
Class A (return after taxes on distributions)	Feb 1, 2000	(1.82%)	1.77%	3.60%
Class A (return after taxes on distributions and sale of fund shares)	Feb 1, 2000	0.56%	2.22%	3.81%
Class C1	Feb 1, 2000	2.17%	2.37%	3.78%
Class I	Feb 1, 2000	2.92%	3.07%	4.47%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.83%
Lipper Colorado Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)		1.44%	2.79%	4.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Colorado Tax Free Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.20%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[4]
1 Year	rr_ExpenseExampleYear01	509
3 Years	rr_ExpenseExampleYear03	710
5 Years	rr_ExpenseExampleYear05	933
10 Years	rr_ExpenseExampleYear10	1,571
1 Year	rr_ExpenseExampleNoRedemptionYear01	509
3 Years	rr_ExpenseExampleNoRedemptionYear03	710
5 Years	rr_ExpenseExampleNoRedemptionYear05	933
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,571
Annual Return 2001	rr_AnnualReturn2001	5.35%	[5]
Annual Return 2002	rr_AnnualReturn2002	10.35%	[5]
Annual Return 2003	rr_AnnualReturn2003	5.26%	[5]
Annual Return 2004	rr_AnnualReturn2004	4.27%	[5]
Annual Return 2005	rr_AnnualReturn2005	3.09%	[5]
Annual Return 2006	rr_AnnualReturn2006	4.12%	[5]
Annual Return 2007	rr_AnnualReturn2007	0.45%	[5]
Annual Return 2008	rr_AnnualReturn2008	(8.70%)	[5]
Annual Return 2009	rr_AnnualReturn2009	17.04%	[5]
Annual Return 2010	rr_AnnualReturn2010	2.67%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2000
1 Year	rr_AverageAnnualReturnYear01	(1.66%)
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Nuveen Colorado Tax Free Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2000
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Nuveen Colorado Tax Free Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2000
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	3.81%
Nuveen Colorado Tax Free Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.36%	[4]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	775
10 Years	rr_ExpenseExampleYear10	1,714
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	444
5 Years	rr_ExpenseExampleNoRedemptionYear05	775
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,714
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2000
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Nuveen Colorado Tax Free Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.71%	[4]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	427
10 Years	rr_ExpenseExampleYear10	967
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	427
10 Years	rr_ExpenseExampleNoRedemptionYear10	967
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2000
1 Year	rr_AverageAnnualReturnYear01	2.92%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Nuveen Colorado Tax Free Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Colorado Tax Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with prudent investment risk.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current contractual fees and estimated other expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond March 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Colorado, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund.The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at  www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 8.00% and -5.34%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Colorado Tax Free Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Nuveen Colorado Tax Free Fund | Lipper Colorado Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.44%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	4.00%

[1]	The CDSC on Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[4]	The fund's investment adviser has contractually agreed to waive fees and reimburse other fund expenses through March 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.35%, and 0.70% for Class A, Class C1, and Class I shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[5]	Class A year-to-date total return as of June 30, 2011 was 5.33%.

Nuveen Minnesota Intermediate Municipal Bond Fund
Nuveen Minnesota Intermediate Municipal Bond Fund
Investment Objective

The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Minnesota Intermediate Municipal Bond Fund (USD $)		Class A	Class C	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	15
[1]	The CDSC on Class C and Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Minnesota Intermediate Municipal Bond Fund		Class A	Class C	Class C1	Class I
Management Fees		0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees		0.20%	0.75%	0.65%	none
Other Expenses		0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	[1]	0.81%	1.36%	1.26%	0.61%
[1]	Expenses have been restated to reflect current contractual fees and estimated other expenses.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Minnesota Intermediate Municipal Bond Fund (USD $)	Class A	Class C	Class C1	Class I
1 Year	380	138	128	62
3 Years	551	431	400	195
5 Years	736	745	692	340
10 Years	1,272	1,635	1,523	762

No Redemption
Expense Example, No Redemption - Nuveen Minnesota Intermediate Municipal Bond Fund (USD $)	Class A	Class C	Class C1	Class I
1 Year	380	138	128	62
3 Years	551	431	400	195
5 Years	736	745	692	340
10 Years	1,272	1,635	1,523	762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Minnesota, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

[1]	Class A year-to-date total return as of June 30, 2011 was 4.20%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 5.42% and -2.76%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Minnesota Intermediate Municipal Bond Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class C1)
Class A	Feb 25, 1994	0.07%	3.28%	3.84%
Class A (return after taxes on distributions)	Feb 25, 1994	0.07%	3.24%	3.79%
Class A (return after taxes on distributions and sale of fund shares)	Feb 25, 1994	1.28%	3.34%	3.83%
Class C1	Oct 28, 2009	2.55%			3.34%
Class I	Feb 25, 1994	3.24%	3.99%	4.26%
Barclays Capital 1-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.97%	4.55%	4.78%	3.58%
Lipper Other States Intermediate Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)		1.90%	3.32%	3.70%	2.56%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Minnesota Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[3]
1 Year	rr_ExpenseExampleYear01	380
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	736
10 Years	rr_ExpenseExampleYear10	1,272
1 Year	rr_ExpenseExampleNoRedemptionYear01	380
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	736
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,272
Annual Return 2001	rr_AnnualReturn2001	4.74%	[4]
Annual Return 2002	rr_AnnualReturn2002	8.23%	[4]
Annual Return 2003	rr_AnnualReturn2003	3.99%	[4]
Annual Return 2004	rr_AnnualReturn2004	3.02%	[4]
Annual Return 2005	rr_AnnualReturn2005	2.14%	[4]
Annual Return 2006	rr_AnnualReturn2006	3.90%	[4]
Annual Return 2007	rr_AnnualReturn2007	2.64%	[4]
Annual Return 2008	rr_AnnualReturn2008	(2.21%)	[4]
Annual Return 2009	rr_AnnualReturn2009	12.53%	[4]
Annual Return 2010	rr_AnnualReturn2010	3.17%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1994
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception
Nuveen Minnesota Intermediate Municipal Bond Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1994
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception
Nuveen Minnesota Intermediate Municipal Bond Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1994
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception
Nuveen Minnesota Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[3]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	431
5 Years	rr_ExpenseExampleNoRedemptionYear05	745
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,635
Nuveen Minnesota Intermediate Municipal Bond Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[3]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	400
5 Years	rr_ExpenseExampleNoRedemptionYear05	692
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2009
1 Year	rr_AverageAnnualReturnYear01	2.55%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception	3.34%
Nuveen Minnesota Intermediate Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[3]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	195
5 Years	rr_ExpenseExampleNoRedemptionYear05	340
10 Years	rr_ExpenseExampleNoRedemptionYear10	762
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1994
1 Year	rr_AverageAnnualReturnYear01	3.24%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	4.26%
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception
Nuveen Minnesota Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Minnesota Intermediate Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current contractual fees and estimated other expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Minnesota, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 5.42% and -2.76%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

Nuveen Minnesota Intermediate Municipal Bond Fund | Barclays Capital 1-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	4.78%
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception	3.58%
Nuveen Minnesota Intermediate Municipal Bond Fund | Lipper Other States Intermediate Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	3.70%
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception	2.56%

[1]	The CDSC on Class C and Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[4]	Class A year-to-date total return as of June 30, 2011 was 4.20%.

Nuveen Minnesota Municipal Bond Fund
Nuveen Minnesota Municipal Bond Fund
Investment Objective

The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Minnesota Municipal Bond Fund (USD $)		Class A	Class C	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	15
[1]	The CDSC on Class C and Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Minnesota Municipal Bond Fund		Class A	Class C	Class C1	Class I
Management Fees		0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees		0.20%	0.75%	0.65%	none
Other Expenses		0.11%	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.86%	1.41%	1.31%	0.66%
[1]	Expenses have been restated to reflect current contractual fees and estimated other expenses.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Minnesota Municipal Bond Fund (USD $)	Class A	Class C	Class C1	Class I
1 Year	504	144	133	67
3 Years	683	446	415	211
5 Years	877	771	718	368
10 Years	1,436	1,691	1,579	822

No Redemption
Expense Example, No Redemption - Nuveen Minnesota Municipal Bond Fund (USD $)	Class A	Class C	Class C1	Class I
1 Year	504	144	133	67
3 Years	683	446	415	211
5 Years	877	771	718	368
10 Years	1,436	1,691	1,579	822

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Minnesota, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares.The performance of other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

[1]	Class A year-to-date total return as of June 30, 2011 was 5.07%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 9.94% and -5.32%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Minnesota Municipal Bond Fund	Inception Date	1 Year	5 Years	10 Years
Class A	Jul 11, 1988	(2.15%)	2.35%	3.79%
Class A (return after taxes on distributions)	Jul 11, 1988	(2.17%)	2.29%	3.72%
Class A (return after taxes on distributions and sale of fund shares)	Jul 11, 1988	(0.19%)	2.56%	3.82%
Class C1	Feb 1, 1999	1.65%	2.74%	3.78%
Class I	Aug 1, 1997	2.31%	3.40%	4.46%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.83%
Lipper Minnesota Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)		1.51%	3.05%	3.99%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Minnesota Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.20%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[3]
1 Year	rr_ExpenseExampleYear01	504
3 Years	rr_ExpenseExampleYear03	683
5 Years	rr_ExpenseExampleYear05	877
10 Years	rr_ExpenseExampleYear10	1,436
1 Year	rr_ExpenseExampleNoRedemptionYear01	504
3 Years	rr_ExpenseExampleNoRedemptionYear03	683
5 Years	rr_ExpenseExampleNoRedemptionYear05	877
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,436
Annual Return 2001	rr_AnnualReturn2001	4.62%	[4]
Annual Return 2002	rr_AnnualReturn2002	8.56%	[4]
Annual Return 2003	rr_AnnualReturn2003	5.18%	[4]
Annual Return 2004	rr_AnnualReturn2004	3.73%	[4]
Annual Return 2005	rr_AnnualReturn2005	4.26%	[4]
Annual Return 2006	rr_AnnualReturn2006	4.61%	[4]
Annual Return 2007	rr_AnnualReturn2007	(0.02%)	[4]
Annual Return 2008	rr_AnnualReturn2008	(8.93%)	[4]
Annual Return 2009	rr_AnnualReturn2009	20.44%	[4]
Annual Return 2010	rr_AnnualReturn2010	2.15%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 1988
1 Year	rr_AverageAnnualReturnYear01	(2.15%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Nuveen Minnesota Municipal Bond Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 1988
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	3.72%
Nuveen Minnesota Municipal Bond Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 1988
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Nuveen Minnesota Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[3]
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
1 Year	rr_ExpenseExampleNoRedemptionYear01	144
3 Years	rr_ExpenseExampleNoRedemptionYear03	446
5 Years	rr_ExpenseExampleNoRedemptionYear05	771
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,691
Nuveen Minnesota Municipal Bond Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[3]
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	415
5 Years	rr_ExpenseExampleNoRedemptionYear05	718
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 1999
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Nuveen Minnesota Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[3]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	211
5 Years	rr_ExpenseExampleNoRedemptionYear05	368
10 Years	rr_ExpenseExampleNoRedemptionYear10	822
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
1 Year	rr_AverageAnnualReturnYear01	2.31%
5 Years	rr_AverageAnnualReturnYear05	3.40%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Nuveen Minnesota Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Minnesota Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current contractual fees and estimated other expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Minnesota, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares.The performance of other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 9.94% and -5.32%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

Nuveen Minnesota Municipal Bond Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Nuveen Minnesota Municipal Bond Fund | Lipper Minnesota Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.99%

[1]	The CDSC on Class C and Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[4]	Class A year-to-date total return as of June 30, 2011 was 5.07%.

Nuveen Missouri Tax Free Fund
Nuveen Missouri Tax Free Fund
Investment Objective

The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Missouri state income tax to the extent consistent with prudent investment risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Missouri Tax Free Fund (USD $)		Class A	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The CDSC on Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Missouri Tax Free Fund		Class A	Class C1	Class I
Management Fees		0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees		0.20%	0.65%	none
Other Expenses		0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.93%	1.38%	0.73%
Fee Waivers and/or Expense Reimbursements		(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	0.91%	1.36%	0.71%
[1]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[2]	The fund's investment adviser has contractually agreed to waive fees and reimburse other fund expenses through March 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.35%, and 0.70% for Class A, Class C1, and Class I shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that contractual fee waivers currently in place are not renewed beyond March 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Missouri Tax Free Fund (USD $)	Class A	Class C1	Class I
1 Year	509	138	73
3 Years	701	434	230
5 Years	910	752	403
10 Years	1,512	1,655	904

No Redemption
Expense Example, No Redemption - Nuveen Missouri Tax Free Fund (USD $)	Class A	Class C1	Class I
1 Year	509	138	73
3 Years	701	434	230
5 Years	910	752	403
10 Years	1,512	1,655	904

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Missouri income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Missouri, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class I shares. The performance of the other share classes will differ due to their different expense structures.

Class I Annual Total Return

[1]	Class I year-to-date total return as of June 30, 2011 was 5.02%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 8.16% and -3.98%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Missouri Tax Free Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception (Class C1)
Class A	[1]	Sep 28, 1990	(1.61%)	2.57%	3.62%
Class C1	[1]	Sep 24, 2001	2.22%	3.01%		3.44%
Class I	[1]	Jul 15, 1988	2.88%	3.68%	4.32%
Class I (return after taxes on distributions)	[1]	Jul 15, 1988	2.84%	3.61%	4.24%
Class I (return after taxes on distributions and sale of fund shares)	[1]	Jul 15, 1988	3.39%	3.75%	4.30%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]		2.38%	4.09%	4.83%	3.44%
Lipper Other States Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)	[1]		1.11%	2.90%	3.81%	3.60%
[1]	Performance presented prior to 9/24/01 represents that of the Firstar Missouri Tax-Exempt Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Missouri Tax-Exempt Bond Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Missouri Tax Free Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.20%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[4]
1 Year	rr_ExpenseExampleYear01	509
3 Years	rr_ExpenseExampleYear03	701
5 Years	rr_ExpenseExampleYear05	910
10 Years	rr_ExpenseExampleYear10	1,512
1 Year	rr_ExpenseExampleNoRedemptionYear01	509
3 Years	rr_ExpenseExampleNoRedemptionYear03	701
5 Years	rr_ExpenseExampleNoRedemptionYear05	910
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,512
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 1990	[5]
1 Year	rr_AverageAnnualReturnYear01	(1.61%)	[5]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.62%	[5]
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception		[5]
Nuveen Missouri Tax Free Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.36%	[4]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	752
10 Years	rr_ExpenseExampleYear10	1,655
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	434
5 Years	rr_ExpenseExampleNoRedemptionYear05	752
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,655
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001	[5]
1 Year	rr_AverageAnnualReturnYear01	2.22%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.01%	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception	3.44%	[5]
Nuveen Missouri Tax Free Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.71%	[4]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	403
10 Years	rr_ExpenseExampleYear10	904
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	230
5 Years	rr_ExpenseExampleNoRedemptionYear05	403
10 Years	rr_ExpenseExampleNoRedemptionYear10	904
Annual Return 2001	rr_AnnualReturn2001	4.10%	[6]
Annual Return 2002	rr_AnnualReturn2002	9.42%	[6]
Annual Return 2003	rr_AnnualReturn2003	5.11%	[6]
Annual Return 2004	rr_AnnualReturn2004	3.54%	[6]
Annual Return 2005	rr_AnnualReturn2005	2.76%	[6]
Annual Return 2006	rr_AnnualReturn2006	4.14%	[6]
Annual Return 2007	rr_AnnualReturn2007	1.58%	[6]
Annual Return 2008	rr_AnnualReturn2008	(5.79%)	[6]
Annual Return 2009	rr_AnnualReturn2009	16.83%	[6]
Annual Return 2010	rr_AnnualReturn2010	2.88%	[6]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 1988	[5]
1 Year	rr_AverageAnnualReturnYear01	2.88%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.68%	[5]
10 Years	rr_AverageAnnualReturnYear10	4.32%	[5]
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception		[5]
Nuveen Missouri Tax Free Fund | Class I | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 1988	[5]
1 Year	rr_AverageAnnualReturnYear01	2.84%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.61%	[5]
10 Years	rr_AverageAnnualReturnYear10	4.24%	[5]
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception		[5]
Nuveen Missouri Tax Free Fund | Class I | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 1988	[5]
1 Year	rr_AverageAnnualReturnYear01	3.39%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.75%	[5]
10 Years	rr_AverageAnnualReturnYear10	4.30%	[5]
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception		[5]
Nuveen Missouri Tax Free Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Missouri Tax Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Missouri state income tax to the extent consistent with prudent investment risk.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current contractual fees and estimated other expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that contractual fee waivers currently in place are not renewed beyond March 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Missouri income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Missouri, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class I shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class I shares. The performance of the other share classes will differ due to their different expense structures.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 8.16% and -3.98%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Missouri Tax Free Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.09%	[5]
10 Years	rr_AverageAnnualReturnYear10	4.83%	[5]
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception	3.44%	[5]
Nuveen Missouri Tax Free Fund | Lipper Other States Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.90%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.81%	[5]
Since Inception (Class C1)	rr_AverageAnnualReturnSinceInception	3.60%	[5]

[1]	The CDSC on Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[4]	The fund's investment adviser has contractually agreed to waive fees and reimburse other fund expenses through March 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.35%, and 0.70% for Class A, Class C1, and Class I shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[5]	Performance presented prior to 9/24/01 represents that of the Firstar Missouri Tax-Exempt Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Missouri Tax-Exempt Bond Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.
[6]	Class I year-to-date total return as of June 30, 2011 was 5.02%.

Nuveen Nebraska Municipal Bond Fund
Nuveen Nebraska Municipal Bond Fund
Investment Objective

The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Nebraska state income tax to the extent consistent with prudent investment risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Nebraska Municipal Bond Fund (USD $)		Class A	Class C	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	15
[1]	The CDSC on Class C and Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Nebraska Municipal Bond Fund		Class A	Class C	Class C1	Class I
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.20%	0.75%	0.65%	none
Other Expenses		0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.95%	1.50%	1.40%	0.75%
Fee Waivers and/or Expense Reimbursements		(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	0.91%	1.46%	1.36%	0.71%
[1]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[2]	The fund's investment adviser has contractually agreed to waive fees and reimburse other fund expenses through March 31, 2013 so that annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.45%, 1.35%, and 0.70% for Class A, Class C, Class C1, and Class I shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, and that contractual fee waivers currently in place are not renewed beyond March 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Nebraska Municipal Bond Fund (USD $)	Class A	Class C	Class C1	Class I
1 Year	509	149	138	73
3 Years	704	468	437	234
5 Years	918	813	760	411
10 Years	1,532	1,785	1,674	925

No Redemption
Expense Example, No Redemption - Nuveen Nebraska Municipal Bond Fund (USD $)	Class A	Class C	Class C1	Class I
1 Year	509	149	138	73
3 Years	704	468	437	234
5 Years	918	813	760	411
10 Years	1,532	1,785	1,674	925

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Nebraska income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Nebraska, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

[1]	Class A year-to-date total return as of June 30, 2011 was 4.17%.

During the nine-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 7.44% and -4.48%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Nebraska Municipal Bond Fund	Inception Date	1 Year	5 Years	Since Inception
Class A	Feb 28, 2001	(2.04%)	2.57%	3.86%
Class A (return after taxes on distributions)	Feb 28, 2001	(2.05%)	2.53%	3.83%
Class A (return after taxes on distributions and sale of fund shares)	Feb 28, 2001	0.04%	2.77%	3.88%
Class C1	Feb 28, 2001	1.97%	3.06%	3.86%
Class I	Feb 28, 2001	2.51%	3.69%	4.56%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.78%
Lipper Other States Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)		1.11%	2.90%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Nebraska Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.20%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[4]
1 Year	rr_ExpenseExampleYear01	509
3 Years	rr_ExpenseExampleYear03	704
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	1,532
1 Year	rr_ExpenseExampleNoRedemptionYear01	509
3 Years	rr_ExpenseExampleNoRedemptionYear03	704
5 Years	rr_ExpenseExampleNoRedemptionYear05	918
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,532
Annual Return 2002	rr_AnnualReturn2002	10.19%	[5]
Annual Return 2003	rr_AnnualReturn2003	4.97%	[5]
Annual Return 2004	rr_AnnualReturn2004	3.96%	[5]
Annual Return 2005	rr_AnnualReturn2005	3.02%	[5]
Annual Return 2006	rr_AnnualReturn2006	4.07%	[5]
Annual Return 2007	rr_AnnualReturn2007	1.67%	[5]
Annual Return 2008	rr_AnnualReturn2008	(6.43%)	[5]
Annual Return 2009	rr_AnnualReturn2009	16.98%	[5]
Annual Return 2010	rr_AnnualReturn2010	2.26%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Nuveen Nebraska Municipal Bond Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
1 Year	rr_AverageAnnualReturnYear01	(2.05%)
5 Years	rr_AverageAnnualReturnYear05	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Nuveen Nebraska Municipal Bond Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Nuveen Nebraska Municipal Bond Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.36%	[4]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,674
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	760
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,674
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Nuveen Nebraska Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.71%	[4]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	925
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	234
5 Years	rr_ExpenseExampleNoRedemptionYear05	411
10 Years	rr_ExpenseExampleNoRedemptionYear10	925
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Nuveen Nebraska Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.46%	[4]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,785
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	468
5 Years	rr_ExpenseExampleNoRedemptionYear05	813
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,785
Nuveen Nebraska Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Nebraska Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Nebraska state income tax to the extent consistent with prudent investment risk.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current contractual fees and estimated other expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, and that contractual fee waivers currently in place are not renewed beyond March 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Nebraska income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Nebraska, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the nine-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 7.44% and -4.48%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

Nuveen Nebraska Municipal Bond Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Nuveen Nebraska Municipal Bond Fund | Lipper Other States Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%
5 Years	rr_AverageAnnualReturnYear05	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%

[1]	The CDSC on Class C and Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[4]	The fund's investment adviser has contractually agreed to waive fees and reimburse other fund expenses through March 31, 2013 so that annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.45%, 1.35%, and 0.70% for Class A, Class C, Class C1, and Class I shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[5]	Class A year-to-date total return as of June 30, 2011 was 4.17%.

Nuveen Ohio Tax Free Fund
Nuveen Ohio Tax Free Fund
Investment Objective
The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Ohio state income tax to the extent consistent with prudent investment risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Ohio Tax Free Fund (USD $)		Class A	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.20%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The CDSC on Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Ohio Tax Free Fund		Class A	Class C1	Class I
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.20%	0.65%	none
Other Expenses		0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.01%	1.46%	0.81%
Fee Waivers and/or Expense Reimbursements		(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	0.91%	1.36%	0.71%
[1]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[2]	The fund's investment adviser has contractually agreed to waive fees and reimburse other fund expenses through March 31, 2013 so that annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.35%, and 0.70% for Class A, Class C1, and Class I shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that contractual fee waivers currently in place are not renewed beyond March 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Ohio Tax Free Fund (USD $)	Class A	Class C1	Class I
1 Year	509	138	73
3 Years	714	447	243
5 Years	940	783	435
10 Years	1,591	1,733	988

No Redemption
Expense Example, No Redemption - Nuveen Ohio Tax Free Fund (USD $)	Class A	Class C1	Class I
1 Year	509	138	73
3 Years	714	447	243
5 Years	940	783	435
10 Years	1,591	1,733	988

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Ohio income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Ohio, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Returns

[1]	Class A year-to-date total return as of June 30, 2011 was 4.52%.

During the eight-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 6.83% and -4.44%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Ohio Tax Free Fund	Inception Date	1 Year	5 Years	Since Inception
Class A	Apr 30, 2002	(2.61%)	2.50%	3.55%
Class A (return after taxes on distributions)	Apr 30, 2002	(2.61%)	2.48%	3.51%
Class A (return after taxes on distributions and sale of fund shares)	Apr 30, 2002	(0.43%)	2.68%	3.56%
Class C1	Apr 30, 2002	1.26%	2.95%	3.52%
Class I	Apr 30, 2002	1.79%	3.61%	4.32%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.64%
Lipper Ohio Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)		0.95%	2.95%	3.59%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Ohio Tax Free Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.20%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[4]
1 Year	rr_ExpenseExampleYear01	509
3 Years	rr_ExpenseExampleYear03	714
5 Years	rr_ExpenseExampleYear05	940
10 Years	rr_ExpenseExampleYear10	1,591
1 Year	rr_ExpenseExampleNoRedemptionYear01	509
3 Years	rr_ExpenseExampleNoRedemptionYear03	714
5 Years	rr_ExpenseExampleNoRedemptionYear05	940
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,591
Annual Return 2003	rr_AnnualReturn2003	4.89%	[5]
Annual Return 2004	rr_AnnualReturn2004	3.77%	[5]
Annual Return 2005	rr_AnnualReturn2005	2.64%	[5]
Annual Return 2006	rr_AnnualReturn2006	4.11%	[5]
Annual Return 2007	rr_AnnualReturn2007	2.25%	[5]
Annual Return 2008	rr_AnnualReturn2008	(5.02%)	[5]
Annual Return 2009	rr_AnnualReturn2009	14.94%	[5]
Annual Return 2010	rr_AnnualReturn2010	1.64%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2002
1 Year	rr_AverageAnnualReturnYear01	(2.61%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Nuveen Ohio Tax Free Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2002
1 Year	rr_AverageAnnualReturnYear01	(2.61%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Nuveen Ohio Tax Free Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2002
1 Year	rr_AverageAnnualReturnYear01	(0.43%)
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Nuveen Ohio Tax Free Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.36%	[4]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	447
5 Years	rr_ExpenseExampleYear05	783
10 Years	rr_ExpenseExampleYear10	1,733
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	447
5 Years	rr_ExpenseExampleNoRedemptionYear05	783
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,733
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2002
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Nuveen Ohio Tax Free Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.71%	[4]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	435
10 Years	rr_ExpenseExampleYear10	988
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	435
10 Years	rr_ExpenseExampleNoRedemptionYear10	988
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2002
1 Year	rr_AverageAnnualReturnYear01	1.79%
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Nuveen Ohio Tax Free Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Ohio Tax Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Ohio state income tax to the extent consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current contractual fees and estimated other expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that contractual fee waivers currently in place are not renewed beyond March 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Ohio income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Ohio, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the eight-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 6.83% and -4.44%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Ohio Tax Free Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Nuveen Ohio Tax Free Fund | Lipper Ohio Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%

[1]	The CDSC on Class C1 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[4]	The fund's investment adviser has contractually agreed to waive fees and reimburse other fund expenses through March 31, 2013 so that annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.35%, and 0.70% for Class A, Class C1, and Class I shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[5]	Class A year-to-date total return as of June 30, 2011 was 4.52%.

Nuveen Oregon Intermediate Municipal Bond Fund
Nuveen Oregon Intermediate Municipal Bond Fund
Investment Objective
The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with prudent investment risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Oregon Intermediate Municipal Bond Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Oregon Intermediate Municipal Bond Fund		Class A	Class C	Class I
Management Fees		0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.20%	0.75%	none
Other Expenses		0.07%	0.07%	0.07%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.83%	1.38%	0.63%
[1]	Expenses have been restated to reflect current contractual fees and estimated other expenses.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Oregon Intermediate Municipal Bond Fund (USD $)	Class A	Class C	Class I
1 Year	382	140	64
3 Years	557	437	202
5 Years	747	755	351
10 Years	1,295	1,657	786

No Redemption
Expense Example, No Redemption - Nuveen Oregon Intermediate Municipal Bond Fund (USD $)	Class A	Class C	Class I
1 Year	382	140	64
3 Years	557	437	202
5 Years	747	755	351
10 Years	1,295	1,657	786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Oregon income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Oregon, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class I shares. The performance of the other share classes will differ due to their different expense structures.

Class I Annual Total Return

[1]	Class I year-to-date total return as of June 30, 2011 was 4.24%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 5.24% and -3.19%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Oregon Intermediate Municipal Bond Fund	Inception Date	1 Year	5 Years	10 Years
Class A	Feb 1, 1999	(0.97%)	2.95%	3.59%
Class I	Oct 31, 1986	2.24%	3.72%	4.05%
Class I (return after taxes on distributions)	Oct 31, 1986	2.21%	3.69%	4.01%
Class I (return after taxes on distributions and sale of fund shares)	Oct 31, 1986	2.62%	3.71%	4.02%
Barclays Capital 1-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.97%	4.55%	4.78%
Lipper Other States Intermediate Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)		1.90%	3.32%	3.70%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Nuveen Oregon Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[3]
1 Year	rr_ExpenseExampleYear01	382
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	747
10 Years	rr_ExpenseExampleYear10	1,295
1 Year	rr_ExpenseExampleNoRedemptionYear01	382
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	747
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,295
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 1999
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Nuveen Oregon Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[3]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	755
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,657
Nuveen Oregon Intermediate Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[3]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	351
10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Annual Return 2001	rr_AnnualReturn2001	4.31%	[4]
Annual Return 2002	rr_AnnualReturn2002	9.33%	[4]
Annual Return 2003	rr_AnnualReturn2003	4.98%	[4]
Annual Return 2004	rr_AnnualReturn2004	4.76%	[4]
Annual Return 2005	rr_AnnualReturn2005	2.93%	[4]
Annual Return 2006	rr_AnnualReturn2006	4.44%	[4]
Annual Return 2007	rr_AnnualReturn2007	2.46%	[4]
Annual Return 2008	rr_AnnualReturn2008	(7.79%)	[4]
Annual Return 2009	rr_AnnualReturn2009	15.74%	[4]
Annual Return 2010	rr_AnnualReturn2010	2.24%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1986
1 Year	rr_AverageAnnualReturnYear01	2.24%
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Nuveen Oregon Intermediate Municipal Bond Fund | Class I | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1986
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Nuveen Oregon Intermediate Municipal Bond Fund | Class I | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1986
1 Year	rr_AverageAnnualReturnYear01	2.62%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	4.02%
Nuveen Oregon Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Oregon Intermediate Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 44 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 46 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-71 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the fiscal period July 1, 2010 through May 31, 2011, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current contractual fees and estimated other expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Oregon income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	"general obligation" bonds;
•	"revenue" bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's sub-adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as "high yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund's sub-adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the sub-adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The sub-adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund's portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a municipal bond may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of municipal bonds owned by the fund may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

State Concentration Risk—Because the fund primarily purchases municipal bonds from Oregon, the fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that state.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class I shares.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance is not shown for Class C shares, which have not been offered for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class I shares. The performance of the other share classes will differ due to their different expense structures.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 5.24% and -3.19%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

Nuveen Oregon Intermediate Municipal Bond Fund | Barclays Capital 1-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	4.78%
Nuveen Oregon Intermediate Municipal Bond Fund | Lipper Other States Intermediate Municipal Debt Funds Category Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	3.70%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Expenses have been restated to reflect current contractual fees and estimated other expenses.
[4]	Class I year-to-date total return as of June 30, 2011 was 4.24%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011